Convertible Notes Payable	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable
Convertible Notes Payable

As of December 31, 2016 and 2015, the Company had the following convertible notes outstanding:

	December 31, 2016		December 31, 2015
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
July and August 2012 $1,060,000 Notes convertible into common stock at $4.60 per share, 12% interest, due December 2013 and January 2014	$95,000	$50,365	$165,000	69,712
January 2014 $50,000 Note convertible into common stock at a variable conversion price, 8% interest, due January 2015	-	-	50,000	7,682
January 2014 $55,500 Note convertible into common stock at a variable conversion price, 10% interest, due October 2014	-	-	10,990	5,457
February 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest, due February 2015	-	-	-	2,358
February 2014 $27,800 Note convertible into common stock at a variable conversion price, 10% one-time interest, due February 2015	-	-	20,000	-
March 2014 $50,000 Note convertible into common stock at a variable conversion price, 10% interest, due March 2015	-	-	36,961	6,572
March 2014 $165,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	61,301	24,109
April 2014 $32,000 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	22,042	3,034
April 2014 $46,080 Note convertible into common stock at a variable conversion price, 10% interest due April 2015	-	-	5,419	4,608
May 2014 $55,000 Note convertible into common stock at a variable conversion price, 12% interest, due May 2015	-	-	25,000	1,836
June 2014 $28,800 Note convertible into common stock at a variable conversion price, 10% interest due June 2015	-	-	28,800	2,880
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	40,000	6,049
June 2014 $40,000 Note convertible into common stock at a variable conversion price, 10% interest, due June 2015	-	-	38,689	5,851
June 2014 $56,092 Note convertible into common stock at a variable conversion price, 16% interest, due July 2015	-	-	56,092	13,462
July 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due July 2015	-	-	37,015	6,377
August 2014 $36,750 Note convertible into common stock at a variable conversion price, 10% interest, due April 2015	-	-	36,750	5,538
August 2014 $33,500 Note convertible into common stock at a variable conversion price, 4% interest, due February 2015	-	-	33,500	-
September 2014 $37,500 Note convertible into common stock at a variable conversion price, 12% interest, due September 2015	-	-	36,263	5,576
May through October 2015 $605,000 Notes convertible into preferred stock at $1 per share, 8-10% interest, due September 30, 2015	-	17,341	-	18,264
October through December 2015 $613,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016, net of debt discount of $0 and $560,913, respectively	-	5,953	52,087	2,519
January through March 2016 $345,000 Notes convertible into preferred stock at $1 per share, 8% interest, due June 30, 2016	-	696	-	-
November 2016 $979,162 Notes convertible into common stock at a variable conversion price, 10% interest, due May 2017, net of debt discounts of $540,720 and $0, respectively	438,442	12,397	-	-
Penalties on notes in default	11,066	-	1,032,475	-
Total Convertible Notes Payable, Net	$544,508	$86,752	$1,788,384	$191,884

During the year ending December 31, 2016, the Company received proceeds from new convertible notes of $1,273,534, obtained advances from shareholders of $127,533 that were reclassified into convertible notes payable, and reclassified $455,150 of accrued interest into convertible notes payable. The Company recorded original issue discounts and loan fees on new convertible notes of $193,831 and $6,000, respectively, which also increased the debt discounts recorded on the convertible notes. The Company recorded $419,055 of payments on their convertible notes, conversions of $1,444,950 of convertible note principal, a total gain on settlement of $1,456,113 representing the write-off of convertible note principal, and $814,625 of debt discount write-offs for early debt conversion or extinguishment. Each of the Company’s convertible notes have a conversion rate that is variable. The Company therefore has accounted for such conversion features as derivative instruments (see Note 9). As a result of recording derivative liabilities at note inception, the Company increased the debt discount recorded on their convertible notes by $809,835 during the year ending December 31, 2016. The Company also recorded amortization of $579,042 on their convertible note debt discounts. Lastly, the Company issued 347,400 shares of Series A Preferred as loan fees with their new convertible notes. The Company therefore increased their convertible note debt discount by $363,807, which represented the portion of the convertible note proceeds that were allocated to preferred stock.

During the year ending December 31, 2015, the Company received proceeds from new convertible notes of $1,285,000, recorded default penalties on new convertible notes of $116,521, and recorded original issue discounts of $5,000, which also increased the debt discounts recorded on the convertible notes. The Company recorded $255,000 of payments on their convertible notes conversions of $584,700 of convertible note principal, a total loss on settlement of $967,038 representing the write-off of convertible note principal, and $3,035 of debt discount write-offs for early debt conversion or extinguishment. Each of the Company’s convertible notes have a conversion rate that is variable. The Company therefore has accounted for such conversion features as derivative instruments (see Note 9). As a result of recording derivative liabilities at note inception, the Company has increased the debt discount recorded on their convertible notes by $1,285,000 during the year ending December 31, 2015. The Company also recorded amortization of $1,031,443 on their convertible note debt discounts.